Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2009	$ 1,330.3	$ 507.3	$ 243.6	$ 582.8	$ (3.4)
Increase (Decrease) in Stockholders' Equity [Rollforward]
Net income	63.8	0	0	63.8	0
Other comprehensive income (loss) - foreign currency translation adjustment	0.6	0	0	0	0.6
Capital contribution-pro-rata contribution of common stock	95.0	95.0	0	0	0
Balance at Dec. 31, 2010	1,489.7	602.3	243.6	646.6	(2.8)
Increase (Decrease) in Stockholders' Equity [Rollforward]
Net income	173.9	0	0	173.9	0
Other comprehensive income (loss) - foreign currency translation adjustment	(1.3)	0	0	0	(1.3)
Capital distribution-pro-rata distribution of common stock	(335.0)	(335.0)	0	0	0
Balance at Dec. 31, 2011	1,327.3	267.3	243.6	820.5	(4.1)
Increase (Decrease) in Stockholders' Equity [Rollforward]
Net income	191.2	0	0	191.2	0
Other comprehensive income (loss) - foreign currency translation adjustment	0.9	0	0	0	0.9
Capital contribution-pro-rata contribution of common stock	18.8	18.8	0	0	0
Balance at Dec. 31, 2012	$ 1,538.2	$ 286.1	$ 243.6	$ 1,011.7	$ (3.2)